UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2019

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	45

Officers and Trustees	46

Important Notices	47

Eaton Vance

Senior Income Trust

December 31, 2019

Performance1,2

Portfolio Managers John Redding, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	3.52%	10.39%	6.48%	7.19%
Fund at Market Price	—	7.12	14.23	7.12	6.72
S&P/LSTA Leveraged Loan Index	—	2.74%	8.64%	4.44%	5.00%

% Premium/Discount to NAV[3]
					–8.56%

Distributions[4]
Total Distributions per share for the period					$0.255
Distribution Rate at NAV					6.50%
Distribution Rate at Market Price					7.11%

% Total Leverage[5]
Auction Preferred Shares (APS)					9.15%
Borrowings					26.28

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2019

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.3%

TransDigm, Inc.	1.2

Bausch Health Companies, Inc.	1.2

Asurion, LLC	1.2

Hyland Software, Inc.	0.9

Jaguar Holding Company II	0.9

Infor (US), Inc.	0.8

Calpine Corporation	0.8

Uber Technologies	0.8

Hub International Limited	0.8

Total	9.9%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	11.9%

Health Care	8.7

Business Equipment and Services	7.5

Drugs	4.5

Leisure Goods/Activities/Movies	4.5

Chemicals and Plastics	4.3

Telecommunications	4.1

Oil and Gas	4.1

Insurance	4.1

Cable and Satellite Television	3.6

Total	57.3%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five- and ten- year periods is the impact of the 2017 and 2019 tender and repurchase of a portion of the Fund’s APS at 95% and 92% of the Fund’s APS per share liquidation preference, respectively. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective November 1, 2019, the Fund is managed by John Redding, Andrew N. Sveen, Catherine C. McDermott, William E. Holt and Daniel P. McElaney.

4

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 131.2%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.3%

Dynasty Acquisition Co., Inc.

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		243	$245,443

IAP Worldwide Services, Inc.

Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		161	157,235

Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		210	167,807

TransDigm, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		2,889	2,901,600

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		1,204	1,209,458

Wesco Aircraft Hardware Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2020		398	398,310

WP CPP Holdings, LLC

Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		915	910,170

			$5,990,023

Automotive — 3.3%

Adient US, LLC

Term Loan, 6.18%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		672	$676,523

American Axle and Manufacturing, Inc.

Term Loan, 4.07%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		1,088	1,086,589

Autokiniton US Holdings, Inc.

Term Loan, 8.17%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		369	354,600

Bright Bidco B.V.

Term Loan, 5.40%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		732	436,348

Chassix, Inc.

Term Loan, 7.44%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		637	589,225

Dayco Products, LLC

Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		488	431,438

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	184	207,456

Term Loan, 4.45%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		123	123,322

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

IAA, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		267	$268,915

Panther BF Aggregator 2 L.P.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		1,671	1,680,893

Tenneco, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,683	1,650,602

Thor Industries, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		509	511,380

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	359	403,767

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		430	431,882

			$8,852,940

Beverage and Tobacco — 0.7%

Arterra Wines Canada, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,190	$1,191,143

Flavors Holdings, Inc.

Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020(3)		271	257,772

Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021(3)		500	475,000

			$1,923,915

Brokerage / Securities Dealers / Investment Houses — 0.1%

OZ Management L.P.

Term Loan, 6.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		59	$58,573

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 9.43%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		250	249,375

			$307,948

Building and Development — 4.1%

Advanced Drainage Systems, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		139	$140,853

American Builders & Contractors Supply Co., Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		1,122	1,127,448

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)

APi Group DE, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	675	$681,223

Beacon Roofing Supply, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	270	271,792

Brookfield Property REIT, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	444	442,153

Core & Main L.P.

Term Loan, 4.53%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	517	516,949

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	911	915,054

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,592	2,605,553

Henry Company, LLC

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	194	195,584

NCI Building Systems, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	346	345,467

Quikrete Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,202	1,209,542

RE/MAX International, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	891	891,930

Summit Materials Companies I, LLC

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	294	295,746

Werner FinCo L.P.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	538	537,992

WireCo WorldGroup, Inc.

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	266	253,558

Term Loan - Second Lien, 10.80%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	575	534,750

		$10,965,594

Business Equipment and Services — 10.9%

Adtalem Global Education, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	172	$172,662

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	347	$392,573

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,047	1,054,482

Allied Universal Holdco, LLC

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,069	1,077,296

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		106	106,663

Altran Technologies S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	616	695,802

AppLovin Corporation

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		1,634	1,646,054

Belfor Holdings, Inc.

Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		249	250,305

BidFair MergeRight, Inc.

Term Loan, 7.24%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		300	297,750

Bracket Intermediate Holding Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		420	418,638

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.24%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		244	243,402

Camelot U.S. Acquisition 1 Co.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		700	705,104

Ceridian HCM Holding, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		691	696,578

CM Acquisition Co.

Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		128	124,316

Cypress Intermediate Holdings III, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,202	1,209,291

Deerfield Dakota Holding, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		744	743,388

EAB Global, Inc.

Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		614	616,365

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

EIG Investors Corp.

Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	1,375	$1,363,870

Element Materials Technology Group US Holdings, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	172	170,830

Garda World Security Corporation

Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	975	981,906

IG Investment Holdings, LLC

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	1,114	1,118,605

IRI Holdings, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	965	949,162

Iron Mountain, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	418	417,211

KAR Auction Services, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	299	301,928

Kronos Incorporated

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,772	2,789,503

KUEHG Corp.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,425	1,430,345

Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	200	200,000

Monitronics International, Inc.

Term Loan, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	745	624,007

PGX Holdings, Inc.

Term Loan, 7.05%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	565	301,107

Pike Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	244	246,145

Pre-Paid Legal Services, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	225	225,392

Prime Security Services Borrower, LLC

Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	1,128	1,132,002

Prometric Holdings, Inc.

Term Loan, 4.79%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	147	147,478

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Red Ventures, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		663	$669,880

Sabre GLBL, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		466	469,247

SMG US Midco 2, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		123	123,580

Spin Holdco, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		1,687	1,678,795

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	715	807,908

Tempo Acquisition, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		904	911,107

Vestcom Parent Holdings, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		241	228,972

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		122	119,463

West Corporation

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		148	124,695

Term Loan, 5.93%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		515	437,325

Zephyr Bidco Limited

Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	350	458,394

			$28,879,526

Cable and Satellite Television — 4.9%

Altice France S.A.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		346	$346,670

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		696	700,400

CSC Holdings, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,702	1,706,239

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		471	473,088

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		593	596,450

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	219	$243,988

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		878	872,930

Radiate Holdco, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		904	908,096

Telenet Financing USD, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		1,375	1,384,884

Virgin Media Bristol, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		2,050	2,065,375

Virgin Media SFA Finance Limited

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	575	647,436

Ziggo B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	1,075	1,207,335

Ziggo Secured Finance Partnership

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,703,896

			$12,856,787

Chemicals and Plastics — 6.5%

Alpha 3 B.V.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		643	$645,453

Aruba Investments, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		434	434,903

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		1,249	1,253,038

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	285	315,805

Emerald Performance Materials, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		235	233,906

Ferro Corporation

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		158	158,236

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		161	161,675

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		195	194,900

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		71	$61,746

Flint Group US, LLC

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		427	373,512

Gemini HDPE, LLC

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		740	743,870

H.B. Fuller Company

Term Loan, 3.76%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		760	762,974

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	700	788,134

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		348	350,418

INEOS Enterprises Holdings Limited

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	100	113,011

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		125	125,350

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,421	1,596,425

Kraton Polymers, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		362	361,463

Messer Industries GmbH

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		695	699,309

Minerals Technologies, Inc.

Term Loan, 4.06%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		411	413,478

Momentive Performance Materials, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		224	222,616

Orion Engineered Carbons GmbH

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	360	406,526

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		475	476,282

PMHC II, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		820	730,056

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

PQ Corporation

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,091	$1,098,104

Pregis TopCo Corporation

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		300	300,562

Spectrum Holdings III Corp.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		156	145,902

Starfruit Finco B.V.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	200	226,677

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,306	1,308,915

Tronox Finance, LLC

Term Loan, 4.61%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		1,370	1,374,294

Univar, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		988	993,380

Venator Materials Corporation

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		171	170,421

			$17,241,341

Conglomerates — 0.3%

Kronos Acquisition Holdings, Inc.

Term Loan, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		744	$738,792

Penn Engineering & Manufacturing Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		104	104,373

			$843,165

Containers and Glass Products — 3.2%

Berlin Packaging, LLC

Term Loan, 4.72%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		123	$122,553

Berry Global, Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		384	386,320

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	149	167,877

Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		448	449,771

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

BWAY Holding Company

Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,200	$1,197,838

Consolidated Container Company, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	171	171,980

Flex Acquisition Company, Inc.

Term Loan, 5.09%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)	1,434	1,425,612

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	685	681,367

Libbey Glass, Inc.

Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	455	373,621

Pelican Products, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	296	271,860

Reynolds Group Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,465	2,476,343

Ring Container Technologies Group, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	389	390,447

Trident TPI Holdings, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024	368	358,698

		$8,474,287

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	876	$863,455

		$863,455

Drugs — 6.1%

Akorn, Inc.

Term Loan, 11.81%, (11.06% cash (1 mo. USD LIBOR + 9.25%), 0.75% PIK), Maturing April 16, 2021	965	$926,810

Albany Molecular Research, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	318	317,489

Alkermes, Inc.

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	187	186,067

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Amneal Pharmaceuticals, LLC

Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,649	$1,491,962

Arbor Pharmaceuticals, Inc.

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,005	892,206

Bausch Health Companies, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		2,583	2,602,142

Catalent Pharma Solutions, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		372	374,514

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,860	2,724,564

Horizon Therapeutics USA, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		976	984,112

Jaguar Holding Company II

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		3,210	3,231,122

Mallinckrodt International Finance S.A.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,291	1,052,638

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		1,462	1,194,211

Nidda Healthcare Holding AG

Term Loan, Maturing August 21, 2024(5)	EUR	275	309,078

			$16,286,915

Ecological Services and Equipment — 1.2%

Advanced Disposal Services, Inc.

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		938	$942,857

EnergySolutions, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		864	818,742

GFL Environmental, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		1,133	1,136,200

Terrapure Environmental Ltd.

Term Loan, Maturing November 25, 2026(5)		200	201,000

US Ecology Holdings, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2026		125	126,133

			$3,224,932

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 18.2%

Almonde, Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		1,677	$1,669,568

Applied Systems, Inc.

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		1,347	1,354,280

Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		1,225	1,257,156

Aptean, Inc.

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		248	247,350

Term Loan - Second Lien, 10.44%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		650	643,500

Avast Software B.V.

Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		257	259,345

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	124	139,750

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		1,510	1,494,888

Barracuda Networks, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,136	1,144,054

Canyon Valor Companies, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		790	790,799

CDW, LLC

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		598	602,938

Celestica, Inc.

Term Loan, 4.29%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		149	148,639

Cohu, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		346	343,897

CommScope, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		823	829,311

CPI International, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		318	306,171

Datto, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		174	175,757

ECI Macola/Max Holding, LLC

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		368	368,834

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Electro Rent Corporation

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		582	$586,850

Energizer Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		165	166,081

Epicor Software Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		2,118	2,134,727

EXC Holdings III Corp.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		221	220,219

Financial & Risk US Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		569	574,705

Flexera Software, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		147	148,045

GlobalLogic Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		194	195,906

Hyland Software, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		1,726	1,741,996

Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		2,031	2,061,334

Infoblox, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		883	887,668

Infor (US), Inc.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,273	3,291,007

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	147	166,624

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		2,073	2,084,214

MA FinanceCo., LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		1,323	1,334,031

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		222	222,843

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		577	552,648

Microchip Technology Incorporated

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		704	711,285

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MKS Instruments, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	165	$165,289

MTS Systems Corporation

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	234	235,754

NCR Corporation

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	449	451,680

Renaissance Holding Corp.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	566	565,136

Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	75	70,312

Seattle Spinco, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,499	1,504,912

SGS Cayman L.P.

Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	187	184,995

SkillSoft Corporation

Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,223	1,730,157

SolarWinds Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	907	914,620

Solera, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,106	1,109,511

Sparta Systems, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	574	498,974

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	520	523,880

SS&C Technologies, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	750	755,578

SurveyMonkey, Inc.

Term Loan, 5.38%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	471	472,473

Sutherland Global Services, Inc.

Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	802	794,727

Switch, Ltd.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	122	122,675

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Tibco Software, Inc.

Term Loan, 5.71%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	569	$572,099

TriTech Software Systems

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	396	379,500

TTM Technologies, Inc.

Term Loan, 4.19%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	127	127,957

Uber Technologies, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	2,009	2,010,637

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,208	1,211,634

Ultimate Software Group, Inc. (The)

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	773	778,217

Ultra Clean Holdings, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	364	364,969

Verifone Systems, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	570	564,173

Veritas Bermuda, Ltd.

Term Loan, 6.32%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	1,031	996,613

Vero Parent, Inc.

Term Loan, 8.16%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,198	1,152,681

Vungle, Inc.

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	324	321,351

Western Digital Corporation

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	708	712,908

		$48,149,832

Equipment Leasing — 0.1%

IBC Capital Limited

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	270	$270,863

		$270,863

Financial Intermediaries — 4.4%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	199	$199,995

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Aretec Group, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,358	$2,334,827

Citco Funding, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,891	1,891,841

Claros Mortgage Trust, Inc.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		349	351,743

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		1,397	578,968

EIG Management Company, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		123	123,043

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	325	366,994

Focus Financial Partners, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,334	1,345,319

Franklin Square Holdings L.P.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		247	247,801

Greenhill & Co., Inc.

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		512	506,116

GreenSky Holdings, LLC

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		639	640,222

Guggenheim Partners, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		503	503,813

Harbourvest Partners, LLC

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		475	477,244

LPL Holdings, Inc.

Term Loan, 3.54%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		600	604,625

Ocwen Loan Servicing, LLC

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing December 7, 2020		128	127,541

Starwood Property Trust, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		249	251,398

StepStone Group L.P.

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		295	294,382

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Victory Capital Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		563	$567,292

Virtus Investment Partners, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		254	255,536

			$11,668,700

Food Products — 4.2%

Alphabet Holding Company, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,124	$1,086,655

Atkins Nutritionals Holdings II, Inc.

Term Loan, 5.73%, (3 mo. USD LIBOR + 3.75%), Maturing July 7, 2024		175	177,188

B&G Foods, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		125	125,934

Badger Buyer Corp.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		171	153,101

CHG PPC Parent, LLC

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	1,375	1,554,869

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		222	222,733

Del Monte Foods, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		818	730,908

Dole Food Company, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		773	772,954

Froneri International PLC

Term Loan, 2.13%, (1 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	1,200	1,351,241

Hearthside Food Solutions, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		840	833,952

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		198	198,000

HLF Financing S.a.r.l.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		494	496,527

Jacobs Douwe Egberts International B.V.

Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	117	132,745

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		681	684,897

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA Lux S.A.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		1,935	$1,951,446

Nomad Foods Europe Midco Limited

Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		566	568,562

			$11,041,712

Food Service — 1.9%

1011778 B.C. Unlimited Liability Company

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		2,675	$2,681,671

IRB Holding Corp.

Term Loan, 5.22%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		887	892,322

NPC International, Inc.

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		414	193,099

Restaurant Technologies, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		99	99,743

US Foods, Inc.

Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		393	394,699

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		773	777,323

			$5,038,857

Food / Drug Retailers — 0.9%

Albertsons, LLC

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		183	$185,087

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		1,485	1,500,189

Allsup’s Convenience Stores, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		300	299,250

Diplomat Pharmacy, Inc.

Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		218	212,386

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	135,869

Term Loan, 6.04%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	160,446

			$2,493,227

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 12.4%

Acadia Healthcare Company, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		114	$114,669

ADMI Corp.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		813	815,164

Alliance Healthcare Services, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		380	347,700

Term Loan - Second Lien, 11.80%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		225	192,375

athenahealth, Inc.

Term Loan, 6.40%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		893	899,197

Athletico Management, LLC

Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		248	248,119

Avantor, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		208	209,343

BioClinica, Inc.

Term Loan, 6.06%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		704	686,323

BW NHHC Holdco, Inc.

Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,068	880,997

Carestream Dental Equipment, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		435	425,590

Certara L.P.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		489	488,750

Change Healthcare Holdings, LLC

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		2,374	2,385,394

CHG Healthcare Services, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,507	1,518,466

CryoLife, Inc.

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		221	221,694

CTC AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	390	435,235

Da Vinci Purchaser Corp.

Term Loan, Maturing December 3, 2026(5)		175	175,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ensemble RCM, LLC

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	249	$251,401

Envision Healthcare Corporation

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	2,402	2,057,709

Gentiva Health Services, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,139	1,146,753

GHX Ultimate Parent Corporation

Term Loan, 5.21%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	440	440,806

Greatbatch Ltd.

Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	683	684,734

Grifols Worldwide Operations USA, Inc.

Term Loan, 3.74%, (1 mo. USD LIBOR + 2.00%), Maturing November 15, 2027	2,009	2,027,707

Hanger, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	491	493,859

Inovalon Holdings, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	538	542,066

IQVIA, Inc.

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	313	315,154

Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	464	466,779

Medical Solutions, LLC

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	567	565,961

MPH Acquisition Holdings, LLC

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,571	1,553,648

National Mentor Holdings, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	13	13,289

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	235	237,542

Navicure, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	450	451,969

One Call Corporation

Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,007	936,422

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	2,313	$2,290,314

Parexel International Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,123	1,102,475

Phoenix Guarantor, Inc.

Term Loan, 6.21%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	871	876,611

Radiology Partners Holdings, LLC

Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	272	273,729

RadNet, Inc.

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	724	729,542

Select Medical Corporation

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,265	1,269,459

Sound Inpatient Physicians

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	222	222,825

Surgery Center Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	464	463,500

Team Health Holdings, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,343	1,092,415

Tecomet, Inc.

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	366	366,825

U.S. Anesthesia Partners, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	734	730,690

Verscend Holding Corp.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	716	721,754

Viant Medical Holdings, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	222	218,392

Wink Holdco, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	221	220,638

		$32,809,203

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.6%

Serta Simmons Bedding, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,364	$1,537,723

			$1,537,723

Industrial Equipment — 5.4%

AI Alpine AT Bidco GmbH

Term Loan, 4.60%, (2 mo. USD LIBOR + 2.75%), Maturing October 31, 2025		99	$97,515

Altra Industrial Motion Corp.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		311	312,243

Apex Tool Group, LLC

Term Loan, 7.30%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		1,117	1,102,562

Carlisle Foodservice Products, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		123	121,452

Coherent Holding GmbH

Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	325	369,081

CPM Holdings, Inc.

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		149	147,634

Delachaux Group S.A.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	175	197,559

Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		225	223,101

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	147	162,210

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	367	405,528

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		390	389,662

DXP Enterprises, Inc.

Term Loan, 6.54%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		244	244,986

Dynacast International, LLC

Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		577	562,659

Engineered Machinery Holdings, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		641	636,165

Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		149	148,748

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

EWT Holdings III Corp.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		926	$931,056

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	172	194,429

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		733	736,543

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	188	213,180

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		451	454,322

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	413	464,052

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		2,101	2,106,639

Hayward Industries, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		216	214,927

LTI Holdings, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		222	201,357

Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		100	91,521

Pro Mach Group, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		123	121,930

Quimper AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	850	956,822

Robertshaw US Holding Corp.

Term Loan, 5.06%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		467	427,019

Shape Technologies Group, Inc.

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		73	66,110

Thermon Industries, Inc.

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		125	125,819

Titan Acquisition Limited

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		1,400	1,379,412

Welbilt, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		639	642,199

			$14,448,442

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 6.2%

Alliant Holdings Intermediate, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		1,128	$1,129,766

Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		224	224,575

AmWINS Group, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,061	2,079,709

Asurion, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		1,933	1,947,248

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		983	990,496

Term Loan - Second Lien, 8.30%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		1,800	1,826,550

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	250	283,667

FrontDoor, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		222	223,018

Hub International Limited

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		2,315	2,316,738

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		850	859,297

NFP Corp.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		1,619	1,614,960

Sedgwick Claims Management Services, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		569	570,531

USI, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,617	1,618,406

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		650	653,250

			$16,338,211

Leisure Goods / Activities / Movies — 6.8%

AMC Entertainment Holdings, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		844	$850,796

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,600	1,794,336

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Ancestry.com Operations, Inc.

Term Loan, 6.05%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		1,393	$1,372,976

Bombardier Recreational Products, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		2,067	2,076,201

ClubCorp Holdings, Inc.

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		855	812,190

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	126	142,480

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		797	796,770

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		698	699,996

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		747	751,816

Emerald Expositions Holding, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		517	493,526

Etraveli Holding AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	425	479,901

Lindblad Expeditions, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		173	174,889

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		693	699,554

Match Group, Inc.

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	241,076

Motion Finco S.a.r.l.

Term Loan, 0.50%, Maturing November 4, 2026(2)		32	32,344

Term Loan, 5.15%, (2 mo. USD LIBOR + 3.25%), Maturing November 13, 2026		243	246,094

Term Loan, Maturing November 13, 2026(5)	EUR	625	707,909

NASCAR Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		331	334,993

Playtika Holding Corp.

Term Loan, 7.80%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		1,575	1,594,687

SeaWorld Parks & Entertainment, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		806	810,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

SRAM, LLC

Term Loan, 4.59%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		573	$577,933

Steinway Musical Instruments, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		418	417,040

Travel Leaders Group, LLC

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		443	445,743

UFC Holdings, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		1,025	1,033,268

Vue International Bidco PLC

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	297	335,702

Term Loan, Maturing July 3, 2026(5)	EUR	53	60,363

			$17,983,127

Lodging and Casinos — 4.8%

Aimbridge Acquisition Co., Inc.

Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		124	$125,305

Aristocrat Technologies, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		469	471,926

Azelis Finance S.A.

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	900	1,014,788

Boyd Gaming Corporation

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		314	316,953

CityCenter Holdings, LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		1,172	1,178,325

Eldorado Resorts, LLC

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		206	206,540

ESH Hospitality, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		314	316,984

Golden Nugget, Inc.

Term Loan, 4.69%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		2,268	2,278,691

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	825	932,343

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

GVC Holdings PLC (continued)

Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		516	$519,251

Hanjin International Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	249,687

MGM Growth Properties Operating Partnership L.P.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		652	656,331

Playa Resorts Holding B.V.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,123	1,122,555

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	450	510,128

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,654	1,670,479

VICI Properties 1, LLC

Term Loan, 3.79%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		1,026	1,032,051

			$12,602,337

Nonferrous Metals / Minerals — 0.6%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		77	$61,602

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		257	262,584

Term Loan, 0.00%, Maturing October 17, 2022(6)		922	204,347

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		449	26,968

Oxbow Carbon, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		644	645,636

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	479,527

			$1,680,664

Oil and Gas — 4.5%

Ameriforge Group, Inc.

Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		332	$330,680

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Apergy Corporation

Term Loan, 4.42%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	112	$112,119

Blackstone CQP Holdco L.P.

Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	473	475,948

Buckeye Partners L.P.

Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	1,250	1,262,240

Centurion Pipeline Company, LLC

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	124	123,905

CITGO Holding, Inc.

Term Loan, 8.80%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023	125	127,337

CITGO Petroleum Corporation

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	450	452,453

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	1,439	1,448,120

Delek US Holdings, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	620	620,173

Equitrans Midstream Corporation

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	891	888,494

Fieldwood Energy, LLC

Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,338	1,125,455

Matador Bidco S.a.r.l.

Term Loan, 6.55%, (1 mo. USD LIBOR + 4.75%), Maturing June 12, 2026	1,450	1,456,798

McDermott Technology Americas, Inc.

Term Loan, 7.56%, (USD LIBOR + 10.00%), Maturing October 21, 2021(2)(4)	325	332,719

Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	987	580,964

Prairie ECI Acquiror L.P.

Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,121	1,115,294

PSC Industrial Holdings Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	343	341,285

Sheridan Investment Partners II L.P.

DIP Loan, 8.76%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	39	38,885

DIP Loan, 8.76%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	39	38,885

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Sheridan Investment Partners II L.P. (continued)

Term Loan, 0.00%, Maturing December 16, 2020(6)	15	$4,371

Term Loan, 0.00%, Maturing December 16, 2020(6)	40	11,719

Term Loan, 0.00%, Maturing December 16, 2020(6)	286	84,245

Sheridan Production Partners I, LLC

Term Loan, 0.00%, Maturing January 17, 2020(6)	57	33,385

Term Loan, 0.00%, Maturing January 17, 2020(6)	93	54,658

Term Loan, 0.00%, Maturing January 17, 2020(6)	699	412,486

UGI Energy Services, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	473	475,579

		$11,948,197

Publishing — 1.3%

Ascend Learning, LLC

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	538	$541,433

Getty Images, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	792	795,465

Harland Clarke Holdings Corp.

Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	370	289,121

LSC Communications, Inc.

Term Loan, 7.12%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	385	247,919

ProQuest, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	700	701,313

Terrier Media Buyer, Inc.

Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	825	834,281

Tweddle Group, Inc.

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	99	91,288

		$3,500,820

Radio and Television — 2.8%

Cumulus Media New Holdings, Inc.

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	249	$252,388

Diamond Sports Group, LLC

Term Loan, 5.03%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,421	1,421,437

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Entercom Media Corp.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	439	$443,793

Entravision Communications Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	382	372,071

Gray Television, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	116,361

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	276	277,894

Hubbard Radio, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	270	270,075

iHeartCommunications, Inc.

Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	821	830,375

Mission Broadcasting, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	157	157,711

Nexstar Broadcasting, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	790	793,691

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	250	251,667

Sinclair Television Group, Inc.

Term Loan, 4.05%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	257	257,296

Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	299	300,700

Univision Communications, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,698	1,679,155

		$7,424,614

Retailers (Except Food and Drug) — 2.8%

Apro, LLC

Term Loan, 2.00%, Maturing November 14, 2026(2)	61	$61,646

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	214	215,760

Ascena Retail Group, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,047	718,070

Bass Pro Group, LLC

Term Loan, 6.80%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	611	609,563

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

BJ’s Wholesale Club, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	378	$380,637

Coinamatic Canada, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	21	20,921

David’s Bridal, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing October 3, 2020	16	16,226

Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	156	151,811

Global Appliance, Inc.

Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	451	451,169

Hoya Midco, LLC

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	975	973,179

J. Crew Group, Inc.

Term Loan, 4.87%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,385	1,130,194

LSF9 Atlantis Holdings, LLC

Term Loan, 7.74%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	445	413,862

PetSmart, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	1,644	1,630,626

PFS Holding Corporation

Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,023	393,959

Pier 1 Imports (U.S.), Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	236	63,787

Radio Systems Corporation

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	195	193,294

		$7,424,704

Steel — 1.0%

Atkore International, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	625	$628,960

GrafTech Finance, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,086	1,084,380

Neenah Foundry Company

Term Loan, 8.35%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	337	330,016

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)

Phoenix Services International, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		393	$372,368

Zekelman Industries, Inc.

Term Loan, 4.04%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		334	334,583

			$2,750,307

Surface Transport — 0.9%

1199169 B.C. Unlimited Liability Company

Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		131	$131,959

Agro Merchants NAI Holdings, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		172	169,881

Hertz Corporation (The)

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		471	474,048

Kenan Advantage Group, Inc.

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		53	53,176

Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		176	174,866

PODS, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		269	270,536

Stena International S.a.r.l.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		707	701,574

XPO Logistics, Inc.

Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		275	276,490

			$2,252,530

Telecommunications — 5.1%

CenturyLink, Inc.

Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		2,426	$2,438,302

Colorado Buyer, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		391	347,338

Digicel International Finance Limited

Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		855	768,716

eircom Holdings (Ireland) Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	791	894,577

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	750	$838,383

Global Eagle Entertainment, Inc.

Term Loan, 9.71%, (USD LIBOR + 7.50%), Maturing January 6, 2023(4)		1,235	1,120,452

Intelsat Jackson Holdings S.A.

Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		1,150	1,153,737

Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		850	859,297

IPC Corp.

Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		557	470,554

Matterhorn Telecom S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 30, 2026	EUR	225	254,690

Onvoy, LLC

Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		827	750,162

Plantronics, Inc.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		585	572,957

Sprint Communications, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,629	1,618,237

Term Loan, 4.81%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		371	370,781

Syniverse Holdings, Inc.

Term Loan, 6.85%, (2 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		467	434,797

Telesat Canada

Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		625	629,688

			$13,522,668

Utilities — 2.4%

Brookfield WEC Holdings, Inc.

Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025		1,064	$1,072,676

Calpine Construction Finance Company L.P.

Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		437	439,104

Calpine Corporation

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		1,480	1,490,427

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		423	425,896

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Granite Acquisition, Inc.

Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,165	$1,171,598

Lightstone Holdco, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	38	35,076

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	675	621,903

Longview Power, LLC

Term Loan, 7.93%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,313	718,115

Talen Energy Supply, LLC

Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	349	350,425

USIC Holdings, Inc.

Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	98	97,917

		$6,423,137

Total Senior Floating-Rate Loans (identified cost $357,556,880)		$348,020,703

Corporate Bonds & Notes — 11.3%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.3%

TransDigm, Inc.

6.50%, 7/15/24	447	$461,945

6.25%, 3/15/26(8)	175	189,785

7.50%, 3/15/27	241	264,052

		$915,782

Automotive — 0.3%

Navistar International Corp.,

6.625%, 11/1/25(8)	260	$265,417

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

8.50%, 5/15/27(8)	417	443,834

		$709,251

Building and Development — 0.2%

Builders FirstSource, Inc.

5.625%, 9/1/24(8)	3	$3,126

Core & Main Holdings, L.P.

8.625%, (8.625% cash or 9.375% PIK), 9/15/24(8)(9)	29	30,244

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Hillman Group, Inc. (The)

6.375%, 7/15/22(8)	18	$16,791

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(8)	50	51,396

Standard Industries, Inc.

6.00%, 10/15/25(8)	30	31,612

5.00%, 2/15/27(8)	417	435,691

		$568,860

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(8)	417	$448,931

EIG Investors Corp.

10.875%, 2/1/24	417	417,173

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)	325	344,528

5.75%, 4/15/26(8)	325	353,845

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	187	211,843

		$1,776,320

Cable and Satellite Television — 0.6%

Altice France S.A.

8.125%, 2/1/27(8)	417	$470,418

Altice Luxembourg S.A.

10.50%, 5/15/27(8)	207	236,373

Cablevision Systems Corp.

5.875%, 9/15/22	5	5,396

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.25%, 9/30/22	13	13,169

5.75%, 1/15/24	2	2,041

5.375%, 5/1/25(8)	40	41,384

5.75%, 2/15/26(8)	20	21,137

5.50%, 5/1/26(8)	417	440,382

CSC Holdings, LLC

5.25%, 6/1/24	5	5,398

DISH DBS Corp.

6.75%, 6/1/21	5	5,266

5.875%, 7/15/22	427	453,380

TEGNA, Inc.

5.00%, 9/15/29(8)	32	32,600

		$1,726,944

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.0%(10)

W.R. Grace & Co.

5.125%, 10/1/21(8)	15	$15,666

5.625%, 10/1/24(8)	5	5,540

		$21,206

Conglomerates — 0.0%(10)

Spectrum Brands, Inc.

5.75%, 7/15/25	30	$31,388

5.00%, 10/1/29(8)	13	13,459

		$44,847

Consumer Products — 0.0%(10)

Central Garden & Pet Co.

6.125%, 11/15/23	15	$15,531

		$15,531

Containers and Glass Products — 1.2%

ARD Finance SA,

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(8)(9)	292	$302,453

Berry Global, Inc.

6.00%, 10/15/22	4	4,086

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	1,914	1,918,773

5.501%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(11)	450	451,575

7.00%, 7/15/24(8)	417	431,856

		$3,108,743

Distribution & Wholesale — 0.0%(10)

Performance Food Group, Inc.

5.50%, 10/15/27(8)	30	$32,138

		$32,138

Diversified Financial Services — 0.1%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(8)	200	$210,867

		$210,867

Drugs — 0.9%

Bausch Health Americas, Inc.

8.50%, 1/31/27(8)	90	$102,659

Bausch Health Companies, Inc.

6.50%, 3/15/22(8)	404	413,595

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Bausch Health Companies, Inc. (continued)

7.00%, 3/15/24(8)		525	$547,095

5.50%, 11/1/25(8)		850	890,022

7.00%, 1/15/28(8)		327	360,305

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC

6.375%, 8/1/23(8)		30	31,040

			$2,344,716

Ecological Services and Equipment — 0.2%

Covanta Holding Corp.

5.875%, 3/1/24		10	$10,317

GFL Environmental, Inc.

8.50%, 5/1/27(8)		417	459,471

			$469,788

Electronics / Electrical — 0.2%

CommScope, Inc.

6.00%, 3/1/26(8)		450	$479,531

Infor (US), Inc.

6.50%, 5/15/22		25	25,419

Sensata Technologies, Inc.

4.375%, 2/15/30(8)		21	21,461

			$526,411

Entertainment — 0.2%

Merlin Entertainments PLC

5.75%, 6/15/26(8)		417	$457,802

			$457,802

Financial Intermediaries — 0.2%

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22		10	$10,208

6.25%, 5/15/26		417	444,886

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24(12)(13)		35	39,549

Navient Corp.

5.00%, 10/26/20		10	10,159

			$504,802

Food Products — 0.2%

Iceland Bondco PLC

5.035%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(11)	GBP	93	$123,829

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.

5.50%, 1/15/30(8)	103	$110,823

Post Holdings, Inc.

8.00%, 7/15/25(8)	5	5,370

5.625%, 1/15/28(8)	417	450,089

		$690,111

Food Service — 0.0%(10)

Yum! Brands, Inc.

4.75%, 1/15/30(8)	62	$65,060

		$65,060

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)	575	$293,250

		$293,250

Health Care — 1.1%

Avantor, Inc.

6.00%, 10/1/24(8)	675	$721,113

Centene Corp.

4.75%, 5/15/22	10	10,218

Eagle Holding Co. II, LLC

7.75%, (7.75% cash or 8.50% PIK), 5/15/22(8)(9)	417	424,156

HCA Healthcare, Inc.

6.25%, 2/15/21	40	41,790

HCA, Inc.

5.875%, 2/15/26	10	11,390

5.375%, 9/1/26	417	465,487

Hologic, Inc.

4.375%, 10/15/25(8)	10	10,346

MPH Acquisition Holdings, LLC

7.125%, 6/1/24(8)	250	242,497

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)	850	899,406

Tenet Healthcare Corp.

8.125%, 4/1/22	20	22,160

6.75%, 6/15/23	5	5,504

		$2,854,067

Insurance — 0.2%

AssuredPartners, Inc.

7.00%, 8/15/25(8)	417	$425,211

		$425,211

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services — 0.1%

Netflix, Inc.

5.50%, 2/15/22	20	$21,225

5.875%, 2/15/25	20	22,342

5.375%, 11/15/29(8)	105	112,017

Riverbed Technology, Inc.

8.875%, 3/1/23(8)	11	6,380

		$161,964

Leisure Goods / Activities / Movies — 0.2%

Mattel, Inc.

6.75%, 12/31/25(8)	40	$43,076

Sabre GLBL, Inc.

5.375%, 4/15/23(8)	10	10,266

5.25%, 11/15/23(8)	20	20,575

Viking Cruises, Ltd.

6.25%, 5/15/25(8)	20	20,883

5.875%, 9/15/27(8)	417	446,440

		$541,240

Lodging and Casinos — 0.6%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(8)	417	$432,116

ESH Hospitality, Inc.

5.25%, 5/1/25(8)	15	15,537

4.625%, 10/1/27(8)	40	40,574

Golden Nugget, Inc.

8.75%, 10/1/25(8)	221	236,882

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	5	5,460

MGM Resorts International

7.75%, 3/15/22	15	16,752

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	15	15,344

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(8)	417	452,695

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(8)	417	443,584

Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.

5.125%, 10/1/29(8)	38	40,874

		$1,699,818

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.0%(10)

New Gold, Inc.

6.25%, 11/15/22(8)	5	$4,989

		$4,989

Oil and Gas — 1.3%

Antero Resources Corp.

5.375%, 11/1/21	40	$38,160

5.625%, 6/1/23	5	4,025

Ascent Resources Utica Holdings, LLC/ARU Finance Corp.

10.00%, 4/1/22(8)	417	415,801

Centennial Resource Production, LLC

6.875%, 4/1/27(8)	417	434,649

CITGO Holding, Inc.

9.25%, 8/1/24(8)	250	268,750

CITGO Petroleum Corp.

6.25%, 8/15/22(8)	325	330,279

CVR Refining, LLC/Coffeyville Finance, Inc.

6.50%, 11/1/22	60	60,900

Energy Transfer Operating, L.P.

5.875%, 1/15/24	15	16,606

Hilcorp Energy I, L.P./Hilcorp Finance Co.

6.25%, 11/1/28(8)	417	397,337

Neptune Energy Bondco PLC

6.625%, 5/15/25(8)	463	463,866

Newfield Exploration Co.

5.625%, 7/1/24	65	71,468

Parsley Energy, LLC/Parsley Finance Corp.

5.25%, 8/15/25(8)	5	5,152

5.625%, 10/15/27(8)	125	132,419

PBF Logistics, L.P./PBF Logistics Finance Corp.

6.875%, 5/15/23	3	3,097

Precision Drilling Corp.

6.50%, 12/15/21	445	445,402

Seven Generations Energy, Ltd.

6.75%, 5/1/23(8)	25	25,698

6.875%, 6/30/23(8)	15	15,475

Tervita Escrow Corp.

7.625%, 12/1/21(8)	425	428,613

Williams Cos., Inc. (The)

4.55%, 6/24/24	5	5,397

		$3,563,094

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.5%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

6.625%, 8/15/27(8)	250	$243,587

iHeartCommunications, Inc.

6.375%, 5/1/26	102	111,194

8.375%, 5/1/27	185	205,240

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(8)	15	15,090

Sirius XM Radio, Inc.

5.00%, 8/1/27(8)	417	440,706

Terrier Media Buyer, Inc.

8.875%, 12/15/27(8)	250	265,000

Univision Communications, Inc.

6.75%, 9/15/22(8)	124	126,209

		$1,407,026

Road & Rail — 0.0%(10)

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(8)	20	$20,358

		$20,358

Software and Services — 0.0%(10)

IHS Markit, Ltd.

5.00%, 11/1/22(8)	25	$26,668

		$26,668

Steel — 0.2%

Allegheny Technologies, Inc.

7.875%, 8/15/23	463	$519,910

		$519,910

Surface Transport — 0.2%

DAE Funding, LLC

5.00%, 8/1/24(8)	417	$438,864

XPO Logistics, Inc.

6.50%, 6/15/22(8)	22	22,457

		$461,321

Telecommunications — 1.0%

CenturyLink, Inc.

6.75%, 12/1/23	15	$16,775

CommScope Technologies, LLC

6.00%, 6/15/25(8)	12	12,044

5.00%, 3/15/27(8)	349	328,941

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Connect Finco S.a.r.l./Connect US Finco, LLC

6.75%, 10/1/26(8)	200	$213,250

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(8)	275	268,927

Hughes Satellite Systems Corp.

6.625%, 8/1/26	417	464,057

Intelsat Jackson Holdings S.A.

5.50%, 8/1/23	10	8,611

8.50%, 10/15/24(8)	213	194,451

Level 3 Financing, Inc.

5.375%, 1/15/24	10	10,192

Sprint Communications, Inc.

7.00%, 8/15/20	76	77,702

6.00%, 11/15/22	5	5,253

Sprint Corp.

7.25%, 9/15/21	110	116,525

7.875%, 9/15/23	644	711,887

7.625%, 2/15/25	154	169,377

T-Mobile USA, Inc.

6.375%, 3/1/25	15	15,531

6.50%, 1/15/26	45	48,333

		$2,661,856

Utilities — 0.5%

Calpine Corp.

5.25%, 6/1/26(8)	917	$956,956

Vistra Energy Corp.

8.125%, 1/30/26(8)	10	10,725

Vistra Operations Co., LLC

5.00%, 7/31/27(8)	250	261,707

		$1,229,388

Total Corporate Bonds & Notes (identified cost $29,523,446)		$30,059,339

Asset-Backed Securities — 6.6%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd.

Series 2019-1A, Class E, (3 mo. USD LIBOR + 6.77%), 1/20/33(8)(14)	$450	$449,438

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 8.503%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(11)	$500	$492,799

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 7.76%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(11)	1,000	957,592

Bardot CLO, Ltd.

Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(8)(11)	500	503,564

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class E, (3 mo. USD LIBOR + 7.02%), 1/15/33(8)(14)	750	738,959

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 8.601%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(11)	500	482,228

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 8.809%, (3 mo. USD LIBOR + 6.90%), 10/15/32(8)(11)	500	500,217

BlueMountain CLO XXV, Ltd.

Series 2019-25A, Class E, 8.531%, (3 mo. USD LIBOR + 6.70%), 7/15/32(8)(11)	500	496,345

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(8)(11)	1,000	1,008,487

Canyon Capital CLO, Ltd.

Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(8)(11)	400	400,071

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 8.486%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(11)	600	541,567

Series 2015-5A, Class DR, 8.666%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(11)	500	466,647

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(8)(11)	500	496,643

Dryden 40 Senior Loan Fund

Series 2015-40A, Class ER, 7.66%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(11)	500	474,927

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(8)(11)	500	497,726

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 8.646%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(11)	500	472,496

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 7.216%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(11)	500	465,568

Golub Capital Partners CLO, Ltd.

Series 2015-23A, Class ER, 7.716%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(11)	600	533,137

Security	Principal Amount (000’s omitted)	Value

Kayne CLO, Ltd.

Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(11)	$500	$480,653

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class E, 9.20%, (3 mo. USD LIBOR + 7.25%), 1/15/33(8)(11)	250	251,863

Madison Park Funding XXXVII, Ltd.

Series 2019-37A, Class E, 8.381%, (3 mo. USD LIBOR + 6.55%), 7/15/32(8)(11)	500	501,977

Neuberger Berman Loan Advisers CLO 31, Ltd.

Series 2019-31A, Class E, 8.716%, (3 mo. USD LIBOR + 6.75%), 4/20/31(8)(11)	500	498,054

Neuberger Berman Loan Advisers CLO 33, Ltd.

Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(11)	500	492,557

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 7.852%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(11)	450	435,049

Series 2015-2A, Class DR, 8.466%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(11)	600	600,008

Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(8)(11)	500	502,739

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(8)(11)	300	294,832

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(11)	300	283,146

Regatta XVI Funding, Ltd.

Series 2019-2A, Class E, 8.903%, (3 mo. USD LIBOR + 7.00%), 1/15/33(8)(11)	500	496,864

Southwick Park CLO, LLC

Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(11)	1,000	974,118

Vibrant CLO X, Ltd.

Series 2018-10A, Class D, 8.156%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(11)	375	335,458

Vibrant CLO XI, Ltd.

Series 2019-11A, Class D, 8.869%, (3 mo. USD LIBOR + 6.77%), 7/20/32(8)(11)	500	474,121

Voya CLO, Ltd.

Series 2013-1A, Class DR, 8.481%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(11)	1,000	950,041

Total Asset-Backed Securities (identified cost $17,814,998)		$17,549,891

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.6%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(15)(16)	29	$371,526

		$371,526

Automotive — 0.1%

Dayco Products, LLC(15)(16)	10,159	$213,339

		$213,339

Business Equipment and Services — 0.0%(10)

Crossmark Holdings, Inc.(15)(16)	1,731	$87,415

		$87,415

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(15)(16)	18,444	$222,250

		$222,250

Electronics / Electrical — 0.0%(10)

Answers Corp.(3)(15)	46,839	$91,336

		$91,336

Health Care — 0.0%

New Millennium Holdco, Inc.(3)(15)(16)	35,156	$0

		$0

Oil and Gas — 0.5%

AFG Holdings, Inc.(3)(15)(16)	13,348	$604,932

Fieldwood Energy, Inc.(15)(16)	9,594	201,474

Nine Point Energy Holdings, Inc.(3)(16)(17)	325	3

Samson Resources II, LLC, Class A(15)	22,051	463,071

Southcross Holdings Group, LLC(3)(15)(16)	30	0

Southcross Holdings L.P., Class A(15)(16)	30	2,190

		$1,271,670

Publishing — 0.4%

ION Media Networks, Inc.(3)(15)	2,155	$999,812

Tweddle Group, Inc.(3)(15)(16)	889	125

		$999,937

Radio and Television — 0.3%

Clear Channel Outdoor Holdings, Inc.(15)(16)	42,539	$121,662

Cumulus Media, Inc., Class A(15)(16)	18,865	331,458

iHeartMedia, Inc., Class A(15)(16)	18,090	305,721

		$758,841

Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC(3)(15)(16)	11,238	$243,415

		$243,415

Total Common Stocks (identified cost $3,565,753)		$4,259,729

Convertible Preferred Stocks — 0.0%(10)
Security	Shares	Value

Oil and Gas — 0.0%(10)

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(16)(17)	5	$2,889

Total Convertible Preferred Stocks (identified cost $5,000)		$2,889

Preferred Stocks — 0.0%(10)
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(10)

David’s Bridal, LLC, Series A(3)(15)(16)	313	$25,040

David’s Bridal, LLC, Series B(3)(15)(16)	1,274	103,143

Total Preferred Stocks (identified cost $103,143)		$128,183

Closed-End Funds — 1.9%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$663,936

Invesco Senior Income Trust	178,510	765,808

Nuveen Credit Strategies Income Fund	180,539	1,384,734

Nuveen Floating Rate Income Fund	73,198	749,548

Nuveen Floating Rate Income Opportunity Fund	51,054	510,029

Voya Prime Rate Trust	196,084	982,381

Total Closed-End Funds (identified cost $5,726,072)		$5,056,436

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(15)(16)	2,169	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(10)
Security	Shares	Value

Cable and Satellite Television — 0.0%

ACC Claims Holdings, LLC(3)(16)	200,340	$0

		$0

Oil and Gas — 0.0%(10)

Paragon Offshore Finance Company, Class A(15)(16)	764	$229

Paragon Offshore Finance Company, Class B(15)(16)	382	7,640

		$7,869

Total Miscellaneous (identified cost $8,309)		$7,869

Short-Term Investments — 2.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.78%(18)	5,500,458	$5,500,458

Total Short-Term Investments (identified cost $5,500,456)		$5,500,458

Total Investments — 154.7% (identified cost $419,804,057)		$410,585,497

Less Unfunded Loan Commitments — (0.1)%		$(362,839)

Net Investments — 154.6% (identified cost $419,441,218)		$410,222,658

Other Assets, Less Liabilities — (40.4)%		$(107,269,709)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.2)%		$(37,608,279)

Net Assets Applicable to Common Shares — 100.0%		$265,344,670

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2019, the total value of unfunded loan commitments is $363,470. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $39,495,937 or 14.9% of the Trust’s net assets applicable to common shares.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	When-issued, variable rate security whose interest rate will be determined after December 31, 2019.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security (see Note 7).

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	7,249,609	EUR	6,483,082	Goldman Sachs International	1/31/20	$—	$(35,112)

USD	733,474	GBP	568,368	State Street Bank and Trust Company	1/31/20	—	(19,992)

USD	7,425,430	EUR	6,694,280	State Street Bank and Trust Company	2/28/20	—	(109,774)

USD	8,754,289	EUR	7,844,521	HSBC Bank USA, N.A.	3/31/20	—	(93,512)

						$—	$(258,390)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2019

Unaffiliated investments, at value (identified cost, $413,940,762)	$404,722,200

Affiliated investment, at value (identified cost, $5,500,456)	5,500,458

Cash	4,239,138

Deposits for derivatives collateral — forward foreign currency exchange contracts	150,000

Foreign currency, at value (identified cost, $238,927)	239,649

Interest and dividends receivable	1,739,673

Dividends receivable from affiliated investment	6,411

Receivable for investments sold	514,617

Prepaid upfront fees on notes payable	23,520

Prepaid expenses	38,018

Total assets	$417,173,684

Liabilities

Notes payable	$108,000,000

Payable for investments purchased	2,532,979

Payable for when-issued securities	1,182,081

Payable for open forward foreign currency exchange contracts	258,390

Distributions payable	1,438,931

Payable to affiliates:

Investment adviser fee	258,595

Administration fee	86,198

Trustees’ fees	5,133

Accrued expenses	458,428

Total liabilities	$114,220,735

Auction preferred shares (1,504 shares outstanding) at liquidation value plus cumulative unpaid dividends	$37,608,279

Net assets applicable to common shares	$265,344,670

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666

Additional paid-in capital	277,568,442

Accumulated loss	(12,602,438)

Net assets applicable to common shares	$265,344,670

Net Asset Value Per Common Share

($265,344,670 ÷ 37,866,607 common shares issued and outstanding)	$7.01

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2019

Interest and other income	$11,462,320

Dividends	1,033,088

Dividends from affiliated investment	73,372

Total investment income	$12,568,780

Expenses

Investment adviser fee	$1,550,492

Administration fee	516,831

Trustees’ fees and expenses	9,641

Custodian fee	72,482

Transfer and dividend disbursing agent fees	9,214

Legal and accounting services	28,066

Printing and postage	17,540

Interest expense and fees	1,750,723

Preferred shares service fee	16,304

Miscellaneous	24,987

Total expenses	$3,996,280

Net investment income	$8,572,500

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,560,511)

Investment transactions — affiliated investment	(879)

Foreign currency transactions	72,989

Forward foreign currency exchange contracts	730,851

Net realized loss	$(1,757,550)

Change in unrealized appreciation (depreciation) —

Investments	$1,805,931

Investments — affiliated investment	2

Foreign currency	(1,079)

Forward foreign currency exchange contracts	(80,435)

Net change in unrealized appreciation (depreciation)	$1,724,419

Net realized and unrealized gain	$33,131

Distributions to preferred shareholders	$(464,543)

Net increase in net assets from operations	$8,074,826

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019

From operations —

Net investment income	$8,572,500	$15,520,463

Net realized gain (loss)	(1,757,550)	2,658,192

Net change in unrealized appreciation (depreciation)	1,724,419	(9,320,374)

Distributions to preferred shareholders	(464,543)	(1,175,940)

Discount on redemption and repurchase of auction preferred shares	—	1,920,000

Net increase in net assets from operations	$8,074,826	$9,602,341

Distributions to common shareholders	$(9,655,985)	$(14,692,244)

Net decrease in net assets	$(1,581,159)	$(5,089,903)

Net Assets Applicable to Common Shares

At beginning of period	$266,925,829	$272,015,732

At end of period	$265,344,670	$266,925,829

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2019

Net increase in net assets from operations	$8,074,826

Distributions to preferred shareholders	464,543

Net increase in net assets from operations excluding distributions to preferred shareholders	$8,539,369

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(67,055,484)

Investments sold and principal repayments	63,499,045

Increase in short-term investments, net	(2,306,899)

Net amortization/accretion of premium (discount)	(68,627)

Amortization of prepaid upfront fees on notes payable	63,296

Increase in interest and dividends receivable	(124,709)

Decrease in dividends receivable from affiliated investment	2,275

Decrease in receivable for open forward foreign currency exchange contracts	15,415

Increase in prepaid expenses	(4,605)

Increase in payable for open forward foreign currency exchange contracts	65,020

Increase in payable to affiliate for investment adviser fee	3,462

Increase in payable to affiliate for administration fee	1,154

Decrease in payable to affiliate for Trustees’ fees	(622)

Decrease in accrued expenses	(73,575)

Increase in unfunded loan commitments	218,055

Net change in unrealized (appreciation) depreciation from investments	(1,805,933)

Net realized loss from investments	2,561,390

Net cash provided by operating activities	$3,528,027

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(8,217,054)

Cash distributions paid to preferred shareholders	(465,473)

Proceeds from notes payable	12,000,000

Repayments of notes payable	(7,000,000)

Net cash used in financing activities	$(3,682,527)

Net decrease in cash and restricted cash*	$(154,500)

Cash and restricted cash at beginning of period (including foreign currency)	$4,783,287

Cash and restricted cash at end of period (including foreign currency)	$4,628,787

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$1,748,621

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $711.

33	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

December 31, 2019

Cash	$4,239,138

Deposits for derivatives collateral — forward foreign currency exchange contracts	150,000

Foreign currency	239,649

Total cash and restricted cash as shown in the Statement of Cash Flows	$4,628,787

34	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30,
			2019		2018	2017		2016	2015

Net asset value — Beginning of period (Common shares)	$7.050		$7.180		$7.150	$6.650		$7.020	$7.340

Income (Loss) From Operations

Net investment income(1)	$0.226		$0.410		$0.385	$0.404		$0.422	$0.401

Net realized and unrealized gain (loss)	0.001		(0.172)		0.038	0.436		(0.371)	(0.316)

Distributions to preferred shareholders —

From net investment income(1)	(0.012)		(0.031)		(0.028)	(0.014)		(0.009)	(0.003)

Discount on redemption and repurchase of auction preferred shares(1)	—		0.051		—	0.064		—	—

Total income from operations	$0.215		$0.258		$0.395	$0.890		$0.042	$0.082

Less Distributions to Common Shareholders

From net investment income	$(0.255)		$(0.388)		$(0.365)	$(0.390)		$(0.412)	$(0.402)

Total distributions to common shareholders	$(0.255)		$(0.388)		$(0.365)	$(0.390)		$(0.412)	$(0.402)

Net asset value — End of period (Common shares)	$7.010		$7.050		$7.180	$7.150		$6.650	$7.020

Market value — End of period (Common shares)	$6.410		$6.230		$6.380	$6.650		$6.010	$6.210

Total Investment Return on Net Asset Value(2)	3.52	%(3)	4.46	%(4)	6.12%	14.02	%(5)	1.57%	1.71%

Total Investment Return on Market Value(2)	7.12	%(3)	3.88%		1.39%	17.34%		3.77%	(3.02)%

35	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2019 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Net assets applicable to common shares, end of period (000’s omitted)	$265,345		$266,926	$272,016	$270,810	$251,789	$266,009

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees(7)	1.69	%(8)	1.73%	1.82%	1.87%	1.96%	1.99%

Interest and fee expense(9)	1.32	%(8)	1.40%	0.83%	0.52%	0.28%	0.28%

Total expenses(7)	3.01	%(8)	3.13%	2.65%	2.39%	2.24%	2.27%

Net investment income	6.45	%(8)	5.74%	5.36%	5.75%	6.38%	5.61%

Portfolio Turnover	13	%(3)	26%	34%	42%	31%	33%

Senior Securities:

Total notes payable outstanding (in 000’s)	$108,000		$103,000	$93,000	$92,000	$25,000	$60,000

Asset coverage per $1,000 of notes payable(10)	$3,805		$3,957	$4,587	$4,613	$15,472	$7,267

Total preferred shares outstanding	1,504		1,504	2,464	2,464	4,400	4,400

Asset coverage per preferred share(11)	$70,562		$72,464	$68,989	$69,078	$71,629	$64,119

Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.71%.

(5)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 13.00%.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares (see Note 2) and/or to fund investments (see Note 9).

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(11)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 282%, 290%, 276%, 276%, 287% and 256% at December 31, 2019 and June 30, 2019, 2018, 2017, 2016 and 2015, respectively.

(12)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2019 (Unaudited)	Year Ended June 30,
		2019	2018	2017	2016	2015

Expenses excluding interest and fees	1.09%	1.12%	1.17%	1.21%	1.21%	1.21%

Interest and fee expense	0.85%	0.91%	0.54%	0.34%	0.17%	0.17%

Total expenses	1.94%	2.03%	1.71%	1.55%	1.38%	1.38%

Net investment income	4.16%	3.73%	3.46%	3.72%	3.93%	3.42%

36	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

37

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2019, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2019, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

38

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on July 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2019 is as follows:

APS Issued and Outstanding

Series A	752

Series B	752

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On June 29, 2018, the Trust announced a tender offer to purchase up to 39% of its outstanding APS at a price per share equal to 92% of the APS liquidation preference of $25,000 per share (or $23,000 per share), plus any accrued but unpaid APS dividends. The tender offer expired on September 14, 2018. The number of APS redeemed during the year ended June 30, 2019 pursuant to the tender offer and the redemption amount (excluding the final dividend payment) were as follows:

	APS Redeemed During the Year	Redemption Amount

Series A	480	$11,040,000

Series B	480	11,040,000

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2019, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2019	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	2.00%	$234,089	2.48%	1.93–2.99

Series B	1.95	230,454	2.44	1.93–2.99

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2019.

39

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2019, the Trust had a net capital loss of $1,431,100 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Trust’s taxable year ending June 30, 2020.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$419,541,337

Gross unrealized appreciation	$4,946,594

Gross unrealized depreciation	(14,523,663)

Net unrealized depreciation	$(9,577,069)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. Pursuant to the investment advisory agreement between the Trust and EVM, the investment advisory fee payable by the Trust is 0.85% of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual investment adviser fee is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The Trust’s advisory fee is currently computed at an annual rate of 0.75% of its average weekly gross assets and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2019, the Trust’s investment adviser fee totaled $1,550,492. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2019, the administration fee amounted to $516,831.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $54,514,364 and $59,026,962, respectively, for the six months ended December 31, 2019.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2019 and the year ended June 30, 2019.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2019 and the year ended June 30, 2019.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2019 and the year ended June 30, 2019, there were no shares sold by the Trust pursuant to its shelf offering.

40

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At December 31, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$3

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	2,889

Total Restricted Securities			$20,070	$2,892

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2019 is included in the Portfolio of Investments. At December 31, 2019, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $258,390. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $150,000 at December 31, 2019.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

41

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Forward foreign currency exchange contracts	$—	$(258,390)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Trust for such liabilities as of December 31, 2019.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)	Total Cash Collateral Pledged

Goldman Sachs International	$(35,112)	$—	$—	$—	$(35,112)	$—

HSBC Bank USA, N.A.	(93,512)	—	—	93,512	—	150,000

State Street Bank and Trust Company	(129,766)	—	—	—	(129,766)	—

	$(258,390)	$—	$—	$93,512	$(164,878)	$150,000

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$730,851	$(80,435)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2019, which is indicative of the volume of this derivative type, was approximately $26,113,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $125 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 9, 2020, the Trust also pays a program fee of 0.85% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended December 31, 2019 totaled $482,759 and are included in interest expense and fees on the Statement of Operations. The Trust paid an upfront fee of $125,000 in connection with the renewal of the Agreement in March 2019, which is being amortized to interest expense over a period of one year. The unamortized balance as of December 31, 2019 is approximately $24,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2019, the Trust had borrowings outstanding under the Agreement of

42

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

$108,000,000 at an annual interest rate of 1.83%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at December 31, 2019. For the six months ended December 31, 2019, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $108,146,739 and 2.21%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Investments in Affiliated Funds

At December 31, 2019, the value of the Trust’s investment in affiliated funds was $5,500,458, which represents 2.1% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.78%	$3,194,436	$61,627,037	$(59,320,138)	$(879)	$2	$5,500,458	$73,372	5,500,458

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

43

Eaton Vance

Senior Income Trust

December 31, 2019

Notes to Financial Statements (Unaudited) — continued

At December 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$345,565,489	$2,092,375	$347,657,864

Corporate Bonds & Notes	—	30,059,339	—	30,059,339

Asset-Backed Securities	—	17,549,891	—	17,549,891

Common Stocks	981,091	967,489	2,311,149	4,259,729

Convertible Preferred Stocks	—	—	2,889	2,889

Preferred Stocks	—	—	128,183	128,183

Closed-End Funds	5,056,436	—	—	5,056,436

Warrants	—	—	0	0

Miscellaneous	—	7,869	0	7,869

Short-Term Investments	—	5,500,458	—	5,500,458

Total Investments	$6,037,527	$399,650,535	$4,534,596	$410,222,658

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(258,390)	$—	$(258,390)

Total	$—	$(258,390)	$—	$(258,390)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2019 is not presented.

44

Eaton Vance

Senior Income Trust

December 31, 2019

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on October 17, 2019. The following action was taken by the shareholders:

Item 1:  The election of George J. Gorman, William H. Park and Marcus L. Smith as Class III Trustees of the Fund for a three-year term expiring in 2022. Mr. Park was elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

George J. Gorman	25,992,213	6,661,348

Marcus L. Smith	26,087,256	6,566,305

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld

William H. Park	1,282	4

45

Eaton Vance

Senior Income Trust

December 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

47

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:    February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:    February 24, 2020